Borrowings - Summary of Bank Borrowings Repayable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 38,823,284	¥ 36,915,513
Within 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	36,031,387	36,915,513
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,838,920	0
Between 2 and 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 952,977	¥ 0